Meridian Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks - 95.7%
Communication Services - 3.7%
Entertainment - 0.3%
Cinemark Holdings, Inc. [1]	531,389	$5,313,890
Interactive Media & Services - 3.4%
Cargurus, Inc. [2]	362,805	7,847,472
Pinterest, Inc. Class A [2]	954,347	39,614,944
Vroom, Inc. Acquisition Date: 11/21/19, Cost $5,499,794 [2,3]	404,500	17,803,259
		65,265,675
Total Communication Services		70,579,565
Consumer Discretionary - 13.0%
Auto Components - 0.4%
Fox Factory Holding Corp. [1,2]	91,309	6,786,998
Diversified Consumer Services - 2.1%
frontdoor, Inc. [2]	765,499	29,785,566
Grand Canyon Education, Inc. [2]	130,932	10,466,704
		40,252,270
Internet & Direct Marketing Retail - 1.3%
Shutterstock, Inc.	468,181	24,364,139
Leisure Products - 0.7%
Polaris, Inc.	140,279	13,233,921
Specialty Retail - 1.7%
Sally Beauty Holdings, Inc. [1,2]	3,766,212	32,728,382
Textiles, Apparel & Luxury Goods - 6.8%
Carter's, Inc. [1]	276,264	23,918,937
Hanesbrands, Inc. [1]	3,664,080	57,709,260
Skechers U.S.A., Inc. Class A [2]	1,540,680	46,559,350
		128,187,547
Total Consumer Discretionary		245,553,257
Financials - 2.0%
Banks - 0.5%
Bank OZK	406,434	8,665,173
Capital Markets - 1.5%
LPL Financial Holdings, Inc.	219,234	16,808,671
WisdomTree Investments, Inc.	3,845,847	12,306,710
		29,115,381
Total Financials		37,780,554
Health Care - 30.5%
Biotechnology - 9.4%
Agios Pharmaceuticals, Inc. [1,2]	285,531	9,993,585
DBV Technologies SA ADR (France) [2]	396,681	686,258
Deciphera Pharmaceuticals, Inc. [2]	278,958	14,310,545
	Shares	Value
Exact Sciences Corp. [1,2]	131,771	$13,434,054
Forte Biosciences, Inc. Acquisition Date: 12/31/18, Cost $4,000,000 [2,3]	1,174,685	48,436,374
Heron Therapeutics, Inc. [1,2]	964,892	14,299,699
Immunomedics, Inc. [2]	415,286	35,311,769
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	318,174	4,874,426
Kodiak Sciences, Inc. [1,2]	221,706	13,127,212
Neurocrine Biosciences, Inc. [2]	120,038	11,542,854
Precision BioSciences, Inc. [2]	408,976	2,519,292
Viking Therapeutics, Inc. [1,2]	1,559,541	9,076,529
		177,612,597
Health Care Equipment & Supplies - 11.5%
ABIOMED, Inc. [2]	46,765	12,956,711
Axogen, Inc. [2]	1,294,843	15,059,024
Cooper Cos., Inc. (The)	61,722	20,807,720
Hologic, Inc. [2]	411,835	27,374,672
Integra LifeSciences Holdings Corp. [2]	166,750	7,873,935
Masimo Corp. [2]	35,064	8,277,208
Merit Medical Systems, Inc. [2]	843,664	36,699,384
Nevro Corp. [1,2]	70,316	9,795,019
Quidel Corp. [1,2]	171,965	37,725,682
STERIS Plc	239,648	42,223,581
		218,792,936
Health Care Providers & Services - 6.5%
AMN Healthcare Services, Inc. [2]	320,822	18,755,254
BioTelemetry, Inc. [1,2]	865,944	39,469,727
HealthEquity, Inc. [2]	498,031	25,583,852
MEDNAX, Inc. [2]	1,736,309	28,267,111
Ontrak, Inc. [1,2]	173,357	10,401,420
		122,477,364
Health Care Technology - 1.1%
Omnicell, Inc. [2]	287,539	21,467,662
Life Sciences Tools & Services - 1.3%
Syneos Health, Inc. [1,2]	477,792	25,399,423
Pharmaceuticals - 0.7%
Revance Therapeutics, Inc. [1,2]	511,192	12,851,367
Total Health Care		578,601,349
Industrials - 23.8%
Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc. [1]	197,218	20,153,707
Forward Air Corp.	369,641	21,210,001
		41,363,708
Commercial Services & Supplies - 6.4%
ABM Industries, Inc.	847,617	31,073,639
Cimpress Plc (Ireland) [2]	224,019	16,837,268
Clean Harbors, Inc. [2]	480,982	26,949,421

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Ritchie Bros. Auctioneers, Inc. (Canada)	799,454	$47,367,650
		122,227,978
Electrical Equipment - 4.0%
Generac Holdings, Inc. [2]	158,005	30,596,088
Sensata Technologies Holding Plc [2]	1,047,311	45,180,997
		75,777,085
Machinery - 5.3%
John Bean Technologies Corp. [1]	297,292	27,318,162
Kennametal, Inc.	337,732	9,773,964
Middleby Corp. (The) [2]	344,430	30,898,815
Tennant Co.	348,868	21,057,672
Woodward, Inc. [1]	144,772	11,604,924
		100,653,537
Marine - 2.7%
Kirby Corp. [2]	634,036	22,933,082
Matson, Inc.	681,168	27,308,025
		50,241,107
Professional Services - 2.6%
TriNet Group, Inc. [2]	846,267	50,200,558
Road & Rail - 0.6%
Heartland Express, Inc.	616,836	11,473,150
Total Industrials		451,937,123
Information Technology - 22.2%
Electronic Equipment, Instruments & Components - 2.2%
Belden, Inc.	620,343	19,305,074
Trimble, Inc. [2]	459,807	22,392,601
		41,697,675
IT Services - 2.5%
Euronet Worldwide, Inc. [2]	197,004	17,947,064
Gartner, Inc. [2]	158,069	19,750,722
Wix.com Ltd. [2]	38,121	9,715,137
		47,412,923
Semiconductors & Semiconductor Equipment - 2.8%
ON Semiconductor Corp. [2]	2,457,797	53,309,617
Software - 14.7%
2U, Inc. [1,2]	973,247	32,954,143
ChannelAdvisor Corp. [2]	539,578	7,807,694
DraftKings, Inc. Class A Acquisition Date: 8/17/18, Cost $6,072,108 [2,3]	851,288	42,576,318
FireEye, Inc. [2]	1,229,982	15,184,128
j2 Global, Inc. [1,2]	660,219	45,700,359
New Relic, Inc. [2]	277,053	15,614,707
	Shares	Value
Nuance Communications, Inc. [2]	629,944	$20,907,841
Pluralsight, Inc. Class A [2]	1,695,005	29,035,436
Proofpoint, Inc. [2]	185,161	19,543,744
SolarWinds Corp. [1,2]	1,619,629	32,943,254
SS&C Technologies Holdings, Inc.	153,444	9,286,431
Sumo Logic Inc. Acquisition Date: 5/1/19, Cost $3,999,997 [2,3]	363,131	6,728,817
		278,282,872
Total Information Technology		420,703,087
Materials - 0.5%
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	678,969	9,566,673
Total Materials		9,566,673
Total Common Stocks - 95.7% (Cost $1,481,738,265)		1,814,721,608
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
DraftKings, Inc. Class A, Strike Price $11.50, Expires 4/23/25 Acquisition Date: 4/23/20, Cost $0 [2,3]	5,966	240,066
Total Information Technology		240,066
Total Warrants - 0.0% (Cost $0)		240,066
Preferred Stocks - 2.2%
Consumer Discretionary - 0.8%
Auto Components - 0.5%
Rhino (E) Investment Holdings, LLC Acquisition Date: 7/10/20 Cost $10,236,000 [2,3,4]	100	10,236,000
Internet & Direct Marketing Retail - 0.3%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999 [2,3,4]	776,451	5,147,870
Total Consumer Discretionary		15,383,870

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Health Care - 0.2%
Biotechnology - 0.2%
Talis Biomedical Corp. Series E Acquisition Date: 7/17/20, Cost $3,572,218 [2,3,4]	481,431	$3,649,247
Total Health Care		3,649,247
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Xometry, Inc. Series A-2 Acquisition Date: 7/20/20 Cost $403,600 [2,3,4]	42,147	403,600
Xometry, Inc. Series B Acquisition Date: 7/20/20 Cost $138,546 [2,3,4]	14,468	138,546
Xometry, Inc. Series C Acquisition Date: 7/20/20 Cost $146,407 [2,3,4]	15,036	146,407
Xometry, Inc. Series D Acquisition Date: 7/20/20 Cost $114,391 [2,3,4]	11,668	114,391
Xometry, Inc. Series E Acquisition Date: 7/20/20 Cost $1,149,533 [2,3,4]	84,388	1,149,533
Xometry, Inc. Series Seed-1 Acquisition Date: 9/4/20 Cost $591,792 [2,3,4]	73,974	591,792
Xometry, Inc. Series Seed-2 Acquisition Date: 9/4/20 Cost $260,360 [2,3,4]	32,545	260,360
Total Industrials		2,804,629
Information Technology - 1.0%
Communications Equipment - 0.4%
Starry, Inc. Series C Shares Acquisition Date: 5/14/18, Cost $4,220,000 [2,3,4]	4,577,007	5,263,558
Starry, Inc. Series D Shares Acquisition Date: 3/6/19, Cost $1,835,000 [2,3,4]	1,283,217	1,835,000
		7,098,558
Software - 0.4%
ACV Auctions, Inc. Series A Acquisition Date: 2/28/20, Cost $5,941,839 [2,3,4]	1,143,016	6,771,341
ACV Auctions, Inc. Series E-1 Acquisition Date: 9/2/20 Cost $947,832 [2,3,4]	159,996	947,833
		7,719,174
	Shares	Value
Technology Hardware, Storage & Peripherals - 0.2%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20 Cost $4,037,882 [2,3,4]	4,038	$4,037,882
Total Information Technology		18,855,614
Total Preferred Stocks - 2.2% (Cost $38,095,401)		40,693,360
	Shares/ Principal Amount
Short-Term Investments - 1.1%[5]
Money Market Funds - 0.2%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.05%	605,000	605,000
Federated Treasury Obligations Fund, Institutional Class, 0.04%	571,000	571,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.03%	605,000	605,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.00%	605,000	605,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.02%	605,000	605,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%	758,000	758,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.02%	571,000	571,000
Total Money Market Funds (Cost $4,320,000)		4,320,000

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 0.9%
Citigroup Global Markets, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $4,931,871 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.63%, 11/27/20 - 11/1/59, totaling $5,030,497)	$4,931,860	$4,931,860
HSBC Securities, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $4,931,871 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 11/1/26 - 8/1/50, totaling $5,030,497)	4,931,860	4,931,860
Nomura Securities International, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $2,073,907 (collateralized by various U.S. Government Sponsored Agency, 1.56% - 5.50%, 4/1/28 - 1/20/70, totaling $2,115,380)	2,073,902	2,073,902
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $4,931,871 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 10/27/20 - 7/15/61, totaling $5,030,497)	$4,931,860	$4,931,860
Total Repurchase Agreements (Cost $16,869,482)		16,869,482
Total Short-Term Investments - 1.1% (Cost $21,189,482)		21,189,482
Total Investments - 99.0% (Cost $1,541,023,148)		1,876,844,516
Cash and Other Assets, Less Liabilities - 1.0%		19,398,133
Net Assets - 100.0%		$1,896,242,649

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	All or portion of this security is on loan at September 30, 2020. Total value of such securities at period-end amounts to $197,727,051 and represents 10.43% of net assets.
[2]	Non-income producing securities.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $156,478,194 and represents 8.25% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com